Regulation and Rates Purchased Gas Adjustment (Details) (PUGET SOUND ENERGY, INC., USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended			13 Months Ended
	Nov. 01, 2011	Oct. 31, 2011	May 31, 2010	Sep. 30, 2009	Oct. 31, 2010
PUGET SOUND ENERGY, INC.
Regulation and Rates
Percentage Increase (Decrease) in Rates	(4.30%)	1.90%	(1.80%)	11.10%	(17.10%)
Annual Increase (Decrease) in Revenue	$ (43.5)	$ 18.3	$ (21.2)	$ 108.8	$ (198.1)